Disclosure of detailed information about royalty interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Beginning balance	$ 494,768
Acquisitions	80,119
Business combination	1,116,115
Conversion of a note receivable	0
Sale	0
Depletion	(28,065)
Impairment	(89,000)
Translation adjustment	1,835
Ending balance	1,575,772	$ 494,768
Royalty interests [Member]
Statement [Line Items]
Beginning balance	494,768	449,439
Acquisitions	26,681	50,250
Business combination		0
Conversion of a note receivable	0	10,000
Sale	0	(3,630)
Depletion	(15,475)	(11,291)
Impairment	(89,000)	0
Translation adjustment	242	0
Ending balance	770,530	494,768
Stream interests [Member]
Statement [Line Items]
Beginning balance	0
Acquisitions	53,438
Business combination	656,602
Conversion of a note receivable	0
Sale	0
Depletion	(11,283)
Impairment	0
Translation adjustment	1,321
Ending balance	700,078	0
Offtake interests [Member]
Statement [Line Items]
Beginning balance	0
Acquisitions	0
Business combination	106,199
Conversion of a note receivable	0
Sale	0
Depletion	(1,307)
Impairment	0
Translation adjustment	272
Ending balance	105,164	0
Royalty Interest [Member]
Statement [Line Items]
Business combination	353,314
Producing [Member]
Statement [Line Items]
Cost		1,152,618
Accumulated depletion	(39,901)
Accumulated impairment	(89,000)
Ending balance	1,023,717
Producing [Member] | Royalty interests [Member]
Statement [Line Items]
Beginning balance	419,576
Cost		503,340	$ 431,455
Accumulated depletion	(27,352)	(11,879)
Accumulated impairment	(89,000)	0
Ending balance	386,988	419,576
Producing [Member] | Stream interests [Member]
Statement [Line Items]
Cost		582,466
Accumulated depletion	(11,242)
Accumulated impairment	0
Ending balance	571,224
Producing [Member] | Offtake interests [Member]
Statement [Line Items]
Cost		66,812
Accumulated depletion	(1,307)
Accumulated impairment	0
Ending balance	65,505
Exploration and evaluation
Statement [Line Items]
Cost		208,633
Accumulated depletion	0
Ending balance	208,633
Exploration and evaluation | Royalty interests [Member]
Statement [Line Items]
Beginning balance	75,192
Cost		189,007	75,192
Accumulated depletion	0	0
Ending balance	189,007	75,192
Exploration and evaluation | Stream interests [Member]
Statement [Line Items]
Cost		10,760
Accumulated depletion	0
Ending balance	10,760
Exploration and evaluation | Offtake interests [Member]
Statement [Line Items]
Cost		8,866
Accumulated depletion	0
Ending balance	8,866
Development [Member]
Statement [Line Items]
Cost		343,422
Accumulated depletion	0
Ending balance	343,422
Development [Member] | Royalty interests [Member]
Statement [Line Items]
Beginning balance	0
Cost		194,535	$ 0
Accumulated depletion	0	0
Ending balance	194,535	0
Development [Member] | Stream interests [Member]
Statement [Line Items]
Cost		118,094
Accumulated depletion	0
Ending balance	118,094
Development [Member] | Offtake interests [Member]
Statement [Line Items]
Cost		$ 30,793
Accumulated depletion	0
Ending balance	$ 30,793